Consolidated Statements of Operations - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue
Regulated electricity distribution	CAD 224,110	CAD 204,721
Regulated gas distribution	464,767	446,025
Regulated water reclamation and distribution	78,467	66,419
Non-regulated energy sales	222,581	202,300
Other revenue	37,930	22,149
Total revenue	1,027,855	941,614
Expenses
Operating expenses	278,561	234,038
Regulated electricity purchased	131,647	120,506
Regulated gas purchased	217,236	261,116
Non-regulated energy purchased	27,990	39,264
Administrative expenses	40,675	34,692
Depreciation and amortization	149,806	114,047
Gain on foreign exchange	(2,631)	(1,112)
Costs and Expenses, Total	843,284	802,551
Operating income from continuing operations	184,571	139,063
Interest expense	65,993	62,418
Interest, dividend, equity and other income	(9,095)	(7,758)
Other gains	(5,110)	0
Acquisition-related costs	1,832	2,552
Write-down of long-lived assets and loss on disposal	2,890	8,027
Loss (gain) on derivative financial instruments	(2,188)	1,375
Nonoperating Income (Expense)	54,322	66,614
Earnings (loss) before income taxes	130,249	72,449
Income tax expense (note 19)
Current	7,310	3,674
Deferred	36,403	13,133
Income tax expense	43,713	16,807
Earnings from continuing operations	86,536	55,642
Loss from discontinued operations, net of tax	(1,032)	(2,127)
Net earnings	85,504	53,515
Net loss attributable to non-controlling interests (note 18)	(31,976)	(22,186)
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	117,480	75,701
Series A and D Preferred shares dividend (note 16)	10,400	9,503
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	CAD 107,080	CAD 66,198
Basic net earnings per share from continuing operations (cad per share)	CAD 0.43	CAD 0.32
Basic net earnings per share (cad per share)	0.42	0.31
Diluted net earnings per share from continuing operations (cad per share)	0.42	0.32
Diluted net earnings per share (cad per share)	CAD 0.42	CAD 0.31